Goodwill, Intangible Assets and Acquisitions - Intangible assets arising from acquisitions (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Acquired finite-lived intangible assets
Cost	$ 205,083	$ 162,272
Accumulated Amortization	(38,153)	(15,296)
Intangible assets, net	166,930	146,976
Game related
Acquired finite-lived intangible assets
Cost	150,371	127,238
Accumulated Amortization	(16,649)	(2,199)
Intangible assets, net	133,722	125,039
Technology
Acquired finite-lived intangible assets
Cost	10,172	9,544
Accumulated Amortization	(5,494)	(4,417)
Intangible assets, net	4,678	5,127
Trademark and Domain name
Acquired finite-lived intangible assets
Cost	20,078	12,788
Accumulated Amortization	(4,458)	(1,542)
Intangible assets, net	15,620	11,246
Supplier-relationship
Acquired finite-lived intangible assets
Cost	10,538	10,253
Accumulated Amortization	(6,961)	(4,689)
Intangible assets, net	3,577	5,564
Others
Acquired finite-lived intangible assets
Cost	13,924	2,449
Accumulated Amortization	(4,591)	(2,449)
Intangible assets, net	$ 9,333	$ 0